Financial assets and financial liabilities (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 1,882,901	R$ 1,374,876
Lease liabilities	769,525	714,085	R$ 447,703
Accounts payable to selling shareholders	528,678	679,826
Total	3,243,280	2,841,513
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade payables	71,482	59,098
Loans and financing	1,882,901	1,374,876
Lease liabilities	769,525	714,085
Accounts payable to selling shareholders	528,678	679,826
Lease liabilities	62,176	72,726
Advances from customers	133,050	114,585
Total	3,447,812	3,015,196
Current	706,080	581,685
Non-current	R$ 2,741,732	R$ 2,433,511